Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 10, 2024	May 03, 2025	May 03, 2025	Apr. 27, 2024	Apr. 29, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

Fiscal Year	Summary Compensation Table Total for CEO 1 ($)(1)	Summary Compensation Table Total for CEO 2 ($)(2)	Compensation Actually Paid to CEO 1 ($)(1)(3)	Compensation Actually Paid to CEO 2 ($)(2)(3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (“NEOs”) ($)(4)	Average Compensation Actually Paid to Non-CEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(5)	Net Income ($ thousands)
2025	2,162,225	4,231,272	2,111,019	4,441,154	907,928	960,830	3.41	(65,825)
2024	1,787,099	—	895,431	—	985,254	838,305	6.54	(75,749)
2023	1,890,783	—	(134,970)	—	1,045,680	478,125	51.32	(101,862)

(1)	Mr. Huseby was the CEO each of Fiscal 2023, 2024, and Fiscal 2025 through June 10th.
(2)	Mr. Shar was appointed CEO on June 10, 2024
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the end of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.

(4)	The non-CEO named executive officers include the following individuals in each year:
2025: Messrs. Shar, Miller, Snagusky, and Neumann, in each case for the portion of the year in which each such person served as an NEO (and in the case of Mr. Shar for the period in which he was an NEO, but not CEO)
2024: Messrs. Watson, Miller, Shar and Henderson and Ms. Paul
2023: Messrs. Donohue, Miller, Nenke, Shar and Henderson
(5)	Total Stockholder Return is determined based on the value of an initial fixed investment of $100 on May 1, 2022.
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2025 ($)	2024 ($)	2023 ($)
For CEO 1 (Huseby):
Summary Compensation Table Total	2,162,225	1,787,099	1,890,783
- Summary Compensation Table “Option Awards” column value	—	—	(390,970)
- Summary Compensation Table “Stock Awards” column value	—	—	(360,556)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	—	—	468,285
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—	(660,563)	(1,247,961)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—	(231,105)	(494,551)
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(51,206)	—	—
Compensation Actually Paid	2,111,019	895,431	(134,970)
For CEO 2 (Shar):
Summary Compensation Table Total	4,231,272	—	—
- Summary Compensation Table “Option Awards” column value	(3,458,400)	—	—
- Summary Compensation Table “Stock Awards” column value	—	—	—

Item and Value Added (Deducted)	2025 ($)	2024 ($)	2023 ($)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	3,669,662	—	—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	233	—	—
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(1,613)	—	—
- Fair value of awards granted during prior year forfeited during year determined as of prior year end	—	—	—
Compensation Actually Paid	4,441,154	—	—
For Non-CEO NEOs (Average)
Summary Compensation Table Total	907,928	985,254	1,045,680
- Summary Compensation Table “Option Awards” column value	—	—	(114,923)
- Summary Compensation Table “Stock Awards” column value	(487,822)	—	(105,983)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	543,596	—	96,692
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(99)	(86,179)	(173,534)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(806)	(32,382)	(76,849)
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(1,967)	(28,388)	(192,960)
Compensation Actually Paid	960,830	838,305	478,125

Named Executive Officers, Footnote
(1)	Mr. Huseby was the CEO each of Fiscal 2023, 2024, and Fiscal 2025 through June 10th.
(2)	Mr. Shar was appointed CEO on June 10, 2024
(4)	The non-CEO named executive officers include the following individuals in each year:
2025: Messrs. Shar, Miller, Snagusky, and Neumann, in each case for the portion of the year in which each such person served as an NEO (and in the case of Mr. Shar for the period in which he was an NEO, but not CEO)
2024: Messrs. Watson, Miller, Shar and Henderson and Ms. Paul
2023: Messrs. Donohue, Miller, Nenke, Shar and Henderson

Adjustment To PEO Compensation, Footnote
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2025 ($)	2024 ($)	2023 ($)
For CEO 1 (Huseby):
Summary Compensation Table Total	2,162,225	1,787,099	1,890,783
- Summary Compensation Table “Option Awards” column value	—	—	(390,970)
- Summary Compensation Table “Stock Awards” column value	—	—	(360,556)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	—	—	468,285
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—	(660,563)	(1,247,961)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—	(231,105)	(494,551)
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(51,206)	—	—
Compensation Actually Paid	2,111,019	895,431	(134,970)
For CEO 2 (Shar):
Summary Compensation Table Total	4,231,272	—	—
- Summary Compensation Table “Option Awards” column value	(3,458,400)	—	—
- Summary Compensation Table “Stock Awards” column value	—	—	—

Item and Value Added (Deducted)	2025 ($)	2024 ($)	2023 ($)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	3,669,662	—	—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	233	—	—
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(1,613)	—	—
- Fair value of awards granted during prior year forfeited during year determined as of prior year end	—	—	—
Compensation Actually Paid	4,441,154	—	—
For Non-CEO NEOs (Average)
Summary Compensation Table Total	907,928	985,254	1,045,680
- Summary Compensation Table “Option Awards” column value	—	—	(114,923)
- Summary Compensation Table “Stock Awards” column value	(487,822)	—	(105,983)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	543,596	—	96,692
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(99)	(86,179)	(173,534)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(806)	(32,382)	(76,849)
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(1,967)	(28,388)	(192,960)
Compensation Actually Paid	960,830	838,305	478,125

Non-PEO NEO Average Total Compensation Amount			$ 907,928	$ 985,254	$ 1,045,680
Non-PEO NEO Average Compensation Actually Paid Amount			$ 960,830	838,305	478,125
Adjustment to Non-PEO NEO Compensation Footnote
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2025 ($)	2024 ($)	2023 ($)
For CEO 1 (Huseby):
Summary Compensation Table Total	2,162,225	1,787,099	1,890,783
- Summary Compensation Table “Option Awards” column value	—	—	(390,970)
- Summary Compensation Table “Stock Awards” column value	—	—	(360,556)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	—	—	468,285
+/- change in fair value of outstanding and unvested equity awards granted in prior years	—	(660,563)	(1,247,961)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	—	(231,105)	(494,551)
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(51,206)	—	—
Compensation Actually Paid	2,111,019	895,431	(134,970)
For CEO 2 (Shar):
Summary Compensation Table Total	4,231,272	—	—
- Summary Compensation Table “Option Awards” column value	(3,458,400)	—	—
- Summary Compensation Table “Stock Awards” column value	—	—	—

Item and Value Added (Deducted)	2025 ($)	2024 ($)	2023 ($)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	3,669,662	—	—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	233	—	—
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(1,613)	—	—
- Fair value of awards granted during prior year forfeited during year determined as of prior year end	—	—	—
Compensation Actually Paid	4,441,154	—	—
For Non-CEO NEOs (Average)
Summary Compensation Table Total	907,928	985,254	1,045,680
- Summary Compensation Table “Option Awards” column value	—	—	(114,923)
- Summary Compensation Table “Stock Awards” column value	(487,822)	—	(105,983)
+ Year End fair value of outstanding and unvested equity awards granted in the fiscal year	543,596	—	96,692
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(99)	(86,179)	(173,534)
+ vest date fair value of equity awards granted in the covered year	—	—	—
+/- change in fair value of prior-year equity awards vested in the fiscal year	(806)	(32,382)	(76,849)
- fair value of awards granted during prior year forfeited during year determined as of prior year end	(1,967)	(28,388)	(192,960)
Compensation Actually Paid	960,830	838,305	478,125

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 3.41	6.54	51.32
Net Income (Loss)			(65,825,000)	$ (75,749,000)	$ (101,862,000)
PEO Name	Mr. Huseby	Mr. Shar		Mr. Huseby	Mr. Huseby
Michael P. Huseby [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,162,225	$ 1,787,099	$ 1,890,783
PEO Actually Paid Compensation Amount			2,111,019	895,431	(134,970)
Jonathan Shar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,231,272	0	0
PEO Actually Paid Compensation Amount			4,441,154	0	0
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Michael P. Huseby [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	468,285
PEO | Michael P. Huseby [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(660,563)	(1,247,961)
PEO | Michael P. Huseby [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Michael P. Huseby [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(231,105)	(494,551)
PEO | Michael P. Huseby [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(51,206)	0	0
PEO | Michael P. Huseby [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(390,970)
PEO | Michael P. Huseby [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(360,556)
PEO | Jonathan Shar [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,669,662	0	0
PEO | Jonathan Shar [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			233	0	0
PEO | Jonathan Shar [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Jonathan Shar [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,613)	0	0
PEO | Jonathan Shar [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Jonathan Shar [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,458,400)	0	0
PEO | Jonathan Shar [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			543,596	0	96,692
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(99)	(86,179)	(173,534)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(806)	(32,382)	(76,849)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,967)	(28,388)	(192,960)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(114,923)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (487,822)	$ 0	$ (105,983)